Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
EBP, Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting.
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting.
EBP, Payment to Participant	Payment of Benefits Benefits are recorded when paid.
EBP, Use of Estimate
Use of Estimates
The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates that affect amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

EBP, Investment
Investment Valuation and Income Recognition
Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). See Note 3 for further discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.

EBP, Note Receivable from Participant
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded.

EBP, Payment to Participant	Payment of Benefits Benefits are recorded when paid.
EBP, Use of Estimate
Use of Estimates
The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates that affect amounts reported in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

EBP, Investment
Investment Valuation and Income Recognition
Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). See Note 3 for further discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.

EBP, Note Receivable from Participant
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded.